UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   11/13/2003
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           40
                                         -----------
Form 13F Information Table Value Total:     $486,805
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALBERTSONS INC                 COM              013104104    20749 1008700 SH       SOLE             1008700      0    0
ALCAN INC                      COM              013716105     3834  100200 SH       SOLE              100200      0    0
ANGIOTECH PHARMACEUTICALS INC  COM              034918102     1964   45000 SH       SOLE               45000      0    0
ANGIOTECH PHARMACEUTICALS INC  CALL             034918902     2463  357000     CALL SOLE              357000      0    0
BISYS GROUP INC                COM              055472104    13150 1000000 SH       SOLE             1000000      0    0
BOISE CASCADE CORP             COM              097383103    26766  969800 SH       SOLE              969800      0    0
BOSTON SCIENTIFIC CORP         PUT              101137957      238  250000     PUT  SOLE              250000      0    0
CONSTELLATION BRANDS INC       CL A             21036P108    11900  390300 SH       SOLE              390300      0    0
CP HOLDERS                     DEP RCPTS CP     12616K106    32886  635601 SH       SOLE              635601      0    0
DAVITA INC                     COM              23918K108     2400   75400 SH       SOLE               75400      0    0
DIAL CORP NEW                  COM              25247D101    29803 1383600 SH       SOLE             1383600      0    0
DUN & BRADSTREET CORP DEL NEW  COM              26483E100    16732  402787 SH       SOLE              402787      0    0
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     7242  354120 SH       SOLE              354120      0    0
FEDERAL HOME LN MTG CORP       CALL             313400901     1980  300000     CALL SOLE              300000      0    0
FEDERAL HOME LN MTG CORP       COM              313400301     8774  167600 SH       SOLE              167600      0    0
FIRST TENN NATL CORP           PUT              337162951      135   45000     PUT  SOLE               45000      0    0
GENESIS HEALTH VENTURE INC     COM              37183F107    16647  687600 SH       SOLE              687600      0    0
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208     4545  296092 SH       SOLE              296092      0    0
HOME DEPOT INC                 COM              437076102    19572  614500 SH       SOLE              614500      0    0
JANUS CAP GROUP INC            COM              47102X105     4890  350000 SH       SOLE              350000      0    0
JONES APPAREL GROUP INC        COM              480074103    15145  506000 SH       SOLE              506000      0    0
KINDRED HEALTHCARE INC         COM              494580103     8424  225000 SH       SOLE              225000      0    0
KMART HOLDING CORP             COM              498780105    13338  535000 SH       SOLE              535000      0    0
MANDALAY RESORT GROUP          COM              562567107     4951  125000 SH       SOLE              125000      0    0
MCDONALDS CORP                 COM              580135101    30395 1291200 SH       SOLE             1291200      0    0
METRO GOLDWYN MAYER INC        COM              591610100     5369  350000 SH       SOLE              350000      0    0
NATIONAL CITY CORP             PUT              635405953      385  100000     PUT  SOLE              100000      0    0
NIKE INC                       COM              654106103    23908  393100 SH       SOLE              393100      0    0
PACIFICARE HEALTH SYSTEMS INC  COM              695112102     4050   83000 SH       SOLE               83000      0    0
PENNEY J C INC                 COM              708160106     8762  410000 SH       SOLE              410000      0    0
PIXAR                          CALL             725811903      268  100000     CALL SOLE              100000      0    0
PMI GROUP INC                  COM              69344M101    20851  617800 SH       SOLE              617800      0    0
PROVIDIAN FINL INC             NOTE 2/1         74406AAB8    17243  380000 PRN      SOLE              380000      0    0
R H DONNELLEY CORP             COM NEW          74955W307    29939  740876 SH       SOLE              740876      0    0
RENAL CARE GROUP INC           COM              759930100    10245  300000 SH       SOLE              300000      0    0
SAKS INC                       COM              79377W108    14583 1264753 SH       SOLE             1264753      0    0
SHIRE PHARMACEUTICALS GRP PLC  SPONSORED ADR    82481R106     8752  395996 SH       SOLE              395996      0    0
UNITEDGLOBALCOM INC            CL A             913247508     3972  650000 SH       SOLE              650000      0    0
UNUMPROVIDENT CORP             COM              91529Y106    19784 1339459 SH       SOLE             1339459      0    0
YELLOW CORP                    COM              985509108    19771  663000 SH       SOLE              663000      0    0


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